Quarterly Holdings Report
for
Fidelity® Inflation-Protected Bond Index Central Fund
June 30, 2022
IPB-NPRT3-0822
1.938137.110
U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	6,771,000	9,921,775
2% 1/15/26	6,666,000	10,285,010
2.375% 1/15/25	9,614,000	15,625,855
2.375% 1/15/27	6,808,000	10,601,818
2.5% 1/15/29	5,038,000	7,544,314
3.375% 4/15/32	2,140,000	4,356,965
3.625% 4/15/28	5,160,000	10,776,427
3.875% 4/15/29	5,940,000	12,617,561
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	17,296,000	21,261,129
0.125% 10/15/24	19,204,000	21,773,386
0.125% 4/15/25	14,280,000	15,992,432
0.125% 10/15/25	19,569,000	21,790,377
0.125% 4/15/26	15,266,000	16,675,105
0.125% 7/15/26	17,051,000	20,403,481
0.125% 10/15/26	20,367,000	21,357,173
0.125% 4/15/27	19,400,000	19,563,820
0.125% 1/15/30	19,601,000	21,035,104
0.125% 7/15/30	21,278,000	22,895,086
0.125% 1/15/31	18,681,000	19,746,697
0.125% 7/15/31	23,973,000	24,604,259
0.125% 1/15/32	25,920,000	25,679,550
0.25% 1/15/25	18,368,000	22,557,743
0.25% 7/15/29	17,017,000	18,658,673
0.375% 7/15/23	21,765,000	27,512,171
0.375% 7/15/25	20,337,000	25,044,553
0.375% 1/15/27	16,018,000	19,104,667
0.375% 7/15/27	17,766,000	20,927,539
0.5% 4/15/24	12,294,000	14,287,546
0.5% 1/15/28	18,301,000	21,311,043
0.625% 1/15/24	21,959,000	27,672,935
0.625% 1/15/26	17,111,000	21,056,166
0.75% 7/15/28	16,144,000	18,734,403
0.875% 1/15/29	11,340,000	13,110,927
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $618,594,204)		604,485,690

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $618,594,204)	604,485,690
NET OTHER ASSETS (LIABILITIES) - 0.1%	712,505
NET ASSETS - 100.0%	605,198,195

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	12,118,580	56,715,057	68,833,637	2,127	-	-	-	0.0%
Total	12,118,580	56,715,057	68,833,637	2,127	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Inflation-Protected Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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